Document and Entity Information	0 Months Ended
Aug. 01, 2014
Risk/Return:
Document Type	497
Document Period End Date	Aug. 01, 2014
Registrant Name	PNC FUNDS
Central Index Key	0000778202
Amendment Flag	false
Document Creation Date	Aug. 01, 2014
Document Effective Date	Aug. 01, 2014
Prospectus Date	Sep. 30, 2013
Class A and C Prospectus | PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND | CLASS A
Risk/Return:
Trading Symbol	PMMAX
Class A and C Prospectus | PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND | CLASS C
Risk/Return:
Trading Symbol	PMICX
Class A and C Prospectus | PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND | CLASS A
Risk/Return:
Trading Symbol	PPMAX
Class A and C Prospectus | PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND | CLASS C
Risk/Return:
Trading Symbol	PPMCX
Class I Prospectus | PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND | CLASS I
Risk/Return:
Trading Symbol	PBFIX
Class I Prospectus | PNC PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND | CLASS I
Risk/Return:
Trading Symbol	PIBIX